Share Capital and Share Premium (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital and Share Premium [Abstract]
Schedule of Share Capital Stock and Share Premium Amounts

As of June 30, 2024, the share capital stock and share premium amounts to $ 69,548,091. The following table sets forth details of the balances as of June 30, 2024 and 2023:

	Number of shares	Shares issued amount	Shares to be issued amount	Treasury Shares	Share Premium	Cost of own shares held
Balance as of June 30, 2022	31,000,000	310,000	—	—	7,290,000	—
Issue of share capital (Moolec Science shares)	1,500,000	15,000	—	—	8,105,000	—
Issue of share capital (SAFE shares)	262,260	2,623	—	—	3,170,723	—
Issue of share capital (LightJump shares)	3,363,810	33,639	—	—	39,610,630	—
Issue of share capital (Backstop shares)	1,201,656	12,017	—	—	7,999,023	—
Issue of share capital	3,519	36	—	—	10,647	—
From business acquisition	—	—	641	—	217,275	—
Equity settled share-based payment	232,523	2,326	2,427	—	593,684	—
Balance as of June 30, 2023	37,563,768	375,641	3,068	—	66,996,982	—
Settlement with shareholders (addition of treasury shares)	(123,166)	—	—	(1,232)	—	(303,768)
Issue of share capital	1,000,000	10,000	—	—	2,162,400	—
Balance as of June 30, 2024	38,440,602	385,641	3,068	(1,232)	69,159,382	(303,768)